NOTE 4: NOTES PAYABLE	9 Months Ended
Sep. 30, 2012
NOTE 4: NOTES PAYABLE:
NOTE 4: NOTES PAYABLE

NOTE 4: NOTES PAYABLE

The Company and its subsidiaries are party to a number of loans with unrelated parties.  At September 30, 2012, notes payable consisted of the following:

	September 30, 2012	December 31, 2011
Convertible debenture for working capital, dated September 15, 2011, in the amount of $500,000 and bearing interest at 20%. Interest only payments are payable monthly. The note is convertible at $2.50 per share until October 31, 2013 when the note is due. This note is subordinated to the loan from TCA and is secured by the assets of the Company, MMMS and Trident.	$500,000	500,000

Loan for working capital, dated September 15, 2011, in the amount of $500,000 and bearing interest at 20%. Interest and principal are payable in 10 equal payments ending August 31, 2013. This note is subordinated to the loan from TCA and is secured by the assets of the Company, MMMS and Trident.	450,000	500,000

Acquisition note to former shareholder of Medical Billing Choices, original amount $750,000, payable from percentage of collections, with interest at 6%, payable by August 22, 2013.	602,304	691,375

Loan from TCA Global Credit Master Fund, L.P. Principal of $1,075,000, payable by February 8, 2013. Secured by all assets of the Company, see note 11 below.	1,075,000	-

Acquisition note to former shareholders of Trident Laboratories, Inc., original amount $500,000, payable from collections on new work, interest at 6%, payable by August 22, 2012.	-	290,893

Short-term working capital note, noninterest bearing, payable on demand.	-	95,000

Acquisition of PB Laboratories, LLC 50.5% ownership with payments of $50,000 quarterly starting May 17, 2012	100,000	-

Short-term notes from various affiliates, bearing interest at 12% to 20%. Interest and principal are due on demand.	172,383	10,295

Commercial loan with a finance company, dated November 30, 2011, in the original amount of $29,996 and bearing interest at 6.5%. Principal and interest payments in the amount of $854.41 are payable for 60 months ending on October 31, 2016. This note is secured by a lien on a vehicle with a carrying value of $30,000 at December 31, 2011.	26,416	29,896

Commercial loan with a finance company, dated December 10, 2010, in the original amount of $63,700 and bearing interest at 8%. Principal and interest payments in the amount of $2,000 are payable for 36 months ending on December 10, 2013. This note is secured by a lien on a vehicle with a carrying value of $48,898 at December 31, 2011.	44,087	44,087

Commercial auto loan payable in monthly principal and interest payments of $430.51 over three years.	15,034	-

Commercial auto loan payable in monthly principal and interest payments of $430.51 over three years.	15,034	-
	3,000,258	2,161,546
Less current portion	(2,234,069)	(2,107,875)
	$766,189	$53,671

Principal maturities of notes payable for the next five years and thereafter are as follows:

Period ended
September 30, 2013	$ 2,234,069
2014	471,497
2015	293,606
2016	1,386
2017 and thereafter	-
$ 3,000,258